Accounts Payable and Accrued Expenses (Tables)	3 Months Ended
Mar. 30, 2018
Vencore Holding Corp. and KGS Holding Corp.
Schedule of Payables and Accruals [Line Items]
Schedule of Accounts Payable and Accrued Liabilities
Accounts payable and accrued expenses consisted of the following (in thousands):

	As of December 31,		As of March 30,
	2016	2017	2018
			(Unaudited)
Vendor payables	$46,799	$48,329	$49,334
Accrued expenses	16,753	32,004	32,791
Total accounts payable and accrued expenses	$63,552	$80,333	$82,125